Property and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation expense related to plant and equipment	$ 257,213	$ 244,363
Lease expiration date	Mar. 31, 2015
Operating lease monthly rent incremental rate	12.50%
Rental expense	37,528	31,078
Five Year Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Operating lease term period	5 years
Monthly rental payment related to operating lease	2,215
Number of additional lease terms option to renew	2
Period of additional lease terms option to renew	5 years
One Year Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Operating lease term period	1 year
Monthly rental payment related to operating lease	$ 925
Number of additional lease terms option to renew	2
Period of additional lease terms option to renew	6 months